Income Taxes (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (NOLs)	$ 6,138,000	$ 5,632,000	$ 2,057,000
Stock-based compensation expense	893,000	893,000	489,000
Accrued expenses and unpaid payable	381,000	184,000	443,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(847,000)	(818,000)	(658,000)
Others	308,000	131,000
Gross	6,941,000	6,090,000	2,399,000
Valuation allowance	(6,941,000)	(6,090,000)	(2,399,000)
Net